03.31 Fidelity Freedom K Funds Pro-06 | Fidelity Freedom K® 2025 Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Freedom K® 2025 Fund}	03.31 Fidelity Freedom K Funds Pro-06 Fidelity Freedom K® 2025 Fund Fidelity Freedom K 2025 Fund-Default
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.57%	[1]
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity Freedom K® 2025 Fund}	03.31 Fidelity Freedom K Funds Pro-06 Fidelity Freedom K® 2025 Fund Fidelity Freedom K 2025 Fund-Default USD ($)
1 year	$ 59
3 years	181
5 years	312
10 years	$ 675